INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of (Loss)/income from continuing operations before income tax expense

	For the years ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000	US$’000

Non-PRC	(15,467)	(19,608)	29,245	4,240
PRC	3,885	(15,628)	(30,649)	(4,444)

	(11,582)	(35,236)	(1,404)	(204)

Schedule of income tax expense

	For the years ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000	US$’000

Current	6	103	7,080	1,027
Deferred	—	—	—	—

	6	103	7,080	1,027

Schedule of reconciliation of the differences between the income tax calculated using statutory tax rate and the effective tax rate

	For the years ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000	US$’000

Loss from continuing operations before income tax expense	(11,582)	(35,236)	(1,404)	(204)

Income tax computed at PRC statutory tax rate of 25%	(2,896)	(8,809)	(351)	(51)
Preferential tax rates	1,100	(2,252)	1,477	214
International rate differences	338	4,885	1,401	203
Additional 75% tax deduction for qualified research and development expenses	(1,207)	(60)	(2)	(0)
Non-deductible expenses	1,365	24	17	2
Effect of changes in tax rates on deferred taxes	—	(81,413)	—	—
Changes in the valuation allowance	(5,632)	20,381	(41,144)	(5,965)
Expiration of tax loss carry forward	6,932	69,240	44,256	6,418
other adjustment	6	(1,893)	1,426	206
Income tax expense	6	103	7,080	1,027

Schedule of the components of deferred taxes

	For the years ended December 31,
	2021	2022
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
- Allowance for doubtful accounts	20,731	22,800	3,306
- Deferred revenue	4,498	4,487	651
- Accruals	2,303	2,303	334
- Tax losses	79,774	36,572	5,302
- Property and equipment	25,197	25,197	3,653
- Intangible assets	3,007	3,007	436
- Long-term investment impairment	960	960	139
- Unrealized profit	71,868	71,868	10,420
Less: valuation allowance	(208,338)	(167,194)	(24,241)

Total Deferred tax assets	—	—	—

Schedule of roll-forward of accrued unrecognized tax expense

	December 31,
	2021	2022
	RMB’000	RMB’000	US$’000

Beginning balance	(8,273)	(8,273)	(8,273)
Increase based on tax positions related to the current year	—	—	—
Ending balance	(8,273)	(8,273)	(8,273)